Consolidated Statement of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement of Comprehensive Income [Abstract]
NET INCOME	$ 8,403	$ 7,356	$ 7,313
Other Comprehensive Income (loss):
Investment securities available for sale: Unrealized holding gains	628	4,276	(995)
Investment securities available for sale: Tax effect	(209)	(1,456)	338
Reclassification of gains recognized in net income	(1,419)	(973)	(448)
Reclassification of gains recognized in net income: Tax effect	482	331	152
Net of tax amount	(518)	2,178	(953)
Comprehensive Income	$ 7,885	$ 9,534	$ 6,360